Consolidated Balance Sheets - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Current assets (Note 2):
Cash and cash equivalents (Note 5)	¥ 925,213	¥ 1,088,275
Short-term investments	63,844	33,076
Notes and accounts receivable, trade (Notes 3 and 22)	2,699,708	2,733,116
Allowance for doubtful accounts (Note 23)	(48,626)	(45,236)
Accounts receivable, other	505,145	473,192
Inventories (Note 6)	365,379	414,581
Prepaid expenses and other current assets (Note 22)	573,170	469,529
Deferred income taxes (Note 13)	228,590	260,446
Total current assets	5,312,423	5,426,979
Property, plant and equipment (Notes 2 and 19):
Telecommunications equipment	11,046,115	11,586,812
Telecommunications service lines	16,064,732	15,870,097
Buildings and structures	6,147,869	6,069,437
Machinery, vessels and tools	2,032,389	1,996,898
Land	1,292,685	1,273,209
Construction in progress	421,819	382,196
Property, plant and equipment, gross, total	37,005,609	37,178,649
Accumulated depreciation	(27,286,588)	(27,626,728)
Net property, plant and equipment	9,719,021	9,551,921
Investments and other assets (Note 2):
Investments in affiliated companies (Note 8)	484,596	515,716
Marketable securities and other investments (Note 9)	495,290	474,247
Goodwill (Note 10)	1,314,645	1,229,208
Software (Note 10)	1,209,485	1,212,482
Other intangible assets (Note 10)	453,918	391,977
Other assets (Notes 12 and 22)	1,492,076	1,486,840
Deferred income taxes (Note 13)	768,871	746,561
Total investments and other assets	6,218,881	6,057,031
Total assets	21,250,325	21,035,931
Current liabilities (Note 2):
Short-term borrowings (Note 11)	227,207	129,656
Current portion of long-term debt (Notes 11 and 22)	681,904	476,777
Accounts payable, trade (Note 3)	1,612,996	1,572,797
Current portion of obligations under capital leases (Note 19)	14,430	14,711
Accrued payroll	443,308	430,248
Accrued taxes on income	239,755	249,356
Accrued consumption tax	75,083	83,481
Advances received	324,342	290,132
Other (Notes 13 and 22)	512,368	493,970
Total current liabilities	4,131,393	3,741,128
Long-term liabilities (Note 2):
Long-term debt (excluding current portion) (Notes 11 and 22)	3,168,478	3,546,203
Obligations under capital leases (excluding current portion) (Note 19)	25,568	27,630
Liability for employees' retirement benefits (Note 12)	1,599,381	1,688,611
Accrued liabilities for point programs	103,047	89,003
Deferred income taxes (Note 13)	166,751	166,547
Other (Note 22)	497,132	491,630
Total long-term liabilities	5,560,357	6,009,624
Redeemable noncontrolling interests (Notes 2 and 15):	50,819	45,097
Nippon Telegraph and Telephone Corporation ("NTT") shareholders' equity
Common stock, no par value- Authorized-6,192,920,900 shares Issued-2,096,394,470 shares in 2016 and 2017	937,950	937,950
Additional paid-in capital (Note 16)	2,862,035	2,879,560
Retained earnings (Notes 8 and 16)	5,626,155	5,074,234
Accumulated other comprehensive income (loss) (Notes 9, 12, 16 and 22)	1,562	(57,055)
Treasury stock, at cost (Note 16)- 255,269 shares in 2016 and 81,026,959 shares in 2017	(375,223)	(883)
Total NTT shareholders' equity	9,052,479	8,833,806
Noncontrolling interests	2,455,277	2,406,276
Total equity	11,507,756	11,240,082
Commitments and contingent liabilities (Note 24):
Total liabilities and equity	¥ 21,250,325	¥ 21,035,931